Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2020
Receivables [Abstract]
Schedule of accounts receivable
	2020	2019
Accounts receivable	$43,935	$98,195
Less: reserve for doubtful accounts	(38,995)	(36,416)
Accounts receivable, net	$4,940	$61,779